Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(7,448,615)
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of grant	2011
Beginning Balance, Number of Shares	7,500	45,000
Options granted	172,500
Exercised	(7,500)	(37,500)
Ending Balance, Number of Shares		7,500
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of grant	2012
Beginning Balance, Number of Shares	50,000	65,000
Options granted	180,000
Exercised	(30,000)	(15,000)
Ending Balance, Number of Shares	20,000	50,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	15,288,056
Options granted	6,556,475
Awards forfeited/waived, Number of Shares	(194,027)
Awards vested, Number of Shares	(7,448,615)
Ending Balance, Number of Shares	14,201,889	15,288,056
Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	2,718,685
Awards forfeited/waived, Number of Shares	(8,235)
Awards vested, Number of Shares	(2,710,450)
Ending Balance, Number of Shares		2,718,685
Employees [Member] | 2019 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	23,306
Awards vested, Number of Shares	(11,654)
Ending Balance, Number of Shares	11,652	23,306
Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	4,575,120
Awards forfeited/waived, Number of Shares	(46,062)
Awards vested, Number of Shares	(2,172,659)
Ending Balance, Number of Shares	2,356,399	4,575,120
Employees [Member] | 2020 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	16,000
Awards vested, Number of Shares	(5,333)
Ending Balance, Number of Shares	10,667
Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	7,970,945
Awards forfeited/waived, Number of Shares	(97,860)
Awards vested, Number of Shares	(2,547,419)
Ending Balance, Number of Shares	5,325,666	7,970,945
Employees [Member] | Employee Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	6,540,475
Awards forfeited/waived, Number of Shares	(41,870)
Awards vested, Number of Shares	(1,100)
Ending Balance, Number of Shares	6,497,505